Document and Entity Information	Jan. 31, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001587982
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Prospectus Date	Jan. 31, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Creation Date	Feb. 03, 2025
Document Effective Date	Feb. 05, 2025
AXS Adaptive Plus Fund | Class I Shares
Prospectus:
Trading Symbol	AXSPX
AXS Adaptive Plus Fund | Investor Class Shares
Prospectus:
Trading Symbol	AXSVX
AXS Chesapeake Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	EQCHX
AXS Dynamic Opportunity Fund | Class I Shares
Prospectus:
Trading Symbol	ADOIX
AXS Income Opportunities Fund | Class D Shares
Prospectus:
Trading Symbol	OIODX
AXS Income Opportunities Fund | Class I Shares
Prospectus:
Trading Symbol	OIOIX
AXS Market Neutral Fund | Class I Shares
Prospectus:
Trading Symbol	COGIX
AXS Tactical Income Fund | Class I Shares
Prospectus:
Trading Symbol	TINIX
AXS FTSE Venture Capital Return Tracker Fund | Class C Shares
Prospectus:
Trading Symbol	LDVCX
AXS FTSE Venture Capital Return Tracker Fund | Class I Shares
Prospectus:
Trading Symbol	LDVIX
AXS FTSE Venture Capital Return Tracker Fund | Class A Shares
Prospectus:
Trading Symbol	LDVAX